QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Interest Income	$ 9,764	$ 10,518	$ 10,987	$ 11,334	$ 11,696	$ 11,798	$ 12,466	$ 12,494	$ 12,802	$ 29,566	$ 34,017	$ 44,535	$ 49,560	$ 56,586
Total Interest Expense	1,225	2,202	2,366	2,550	2,768	2,974	3,510	3,916	4,033	4,894	7,684	9,886	14,433	19,758
Net Interest Income	8,539	8,316	8,621	8,784	8,928	8,824	8,956	8,578	8,769	24,672	26,333	34,649	35,127	36,828
Provision for Loan Losses	200	2,500	1,550	1,050	2,250	2,500	2,700	2,850	5,750	2,100	4,850	7,350	13,800	20,500
Other Income		4,173	4,023	3,564	4,677	6,390	4,319	3,858	3,663
Other Expenses	1,016	9,371	1,106	9,622	10,012	11,783	9,943	10,369	10,724	3,018	3,356	4,269	3,486	3,863
Income Before Income Taxes	2,492	618	1,405	1,676	1,343	931	632	(783)	(4,042)	5,102	4,424	5,042	(3,262)	(8,716)
Provision For (Benefit From) Income Taxes	(18,795)	(5,069)	17	1,423	126	500	0	0	0	(18,795)	1,566	(3,503)	500	3,183
Net Income (Loss)	$ 21,287	$ 5,687	$ 1,388	$ 253	$ 1,217	$ 431	$ 632	$ (783)	$ (4,042)	$ 23,897	$ 2,858	$ 8,545	$ (3,762)	$ (11,899)
Basic Earnings (Loss) Per Common Share (in dollars per share)	$ 1.19	$ 0.33	$ 0.08	$ 0.01	$ 0.07	$ 0.02	$ 0.04	$ (0.05)	$ (0.23)	$ 1.34	$ 0.16	$ 0.49	$ (0.22)	$ (0.72)
Diluted Earnings (Loss) Per Common Share (in dollars per share)	$ 1.17	$ 0.33	$ 0.08	$ 0.01	$ 0.07	$ 0.02	$ 0.04	$ (0.05)	$ (0.23)	$ 1.33	$ 0.16	$ 0.49	$ (0.22)	$ (0.72)
Dividends Declared Per Share (in dollars per share)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0